Financial liabilities - Key assumptions to derive warrants value (Details)	Dec. 31, 2023 Y $ / shares	Dec. 31, 2022 $ / shares Y
Exercise price
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Assumptions used to derive warrants value	7.72	7.72
Share price
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Assumptions used to derive warrants value	1.20	0.93
Volatility
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Assumptions used to derive warrants value	1.0000	0.8500
Risk-free interest rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Assumptions used to derive warrants value	0.0412	0.0415
Dividend yield
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Assumptions used to derive warrants value	0	0
Time to maturity
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Assumptions used to derive warrants value | Y	3.00	4.00